Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Victory Portfolios IV
Entity Central Index Key	0002042316
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000256468
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Bond Fund
Class Name	Class A
Trading Symbol	PIOBX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund’s Class A shares at NAV returned 4.17%, outperforming the Bloomberg U.S. Aggregate Bond Total Return Index, (the “Index”) return of 3.79% for the same period.

Top contributors to performance:

  The Fund’s overweight allocations to the financial sector, non-agency mortgage-backed securities and asset backed securities benefited relative performance, as did security selection within the financial and industrial sectors.

  The Fund’s exposure to insurance-linked securities and lower-rated industrial bonds, neither of which are represented in the Index, also contributed positively.

Top detractors from performance:

  The Fund’s average duration of 6.15 years, which was longer than the Index duration of 5.93 years, detracted from the Fund’s relative performance as interest rates rose during the latter part of the period.

  Yield curve positioning was also a detractor to relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Bond Fund Class A @ NAV - $12,526	Victory Pioneer Bond Fund Class A @ MOP - $12,250	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,656
6/16	$10,000	$9,780	$10,000
6/17	$10,248	$10,022	$9,969
6/18	$10,264	$10,037	$9,929
6/19	$10,975	$10,733	$10,710
6/20	$11,524	$11,270	$11,646
6/21	$12,244	$11,974	$11,607
6/22	$10,939	$10,698	$10,413
6/23	$10,753	$10,516	$10,315
6/24	$11,162	$10,916	$10,587
6/25	$12,011	$11,746	$11,230
6/26	$12,526	$12,250	$11,656

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	4.17%	0.46%	2.28%
Class A @ MOP	1.99%	0.01%	2.05%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 5,285,701,000
Holdings Count | Holding	1,911
Advisory Fees Paid, Amount	$ 14,657,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$5,285,701
Number of Holdings	1,911
Investment Advisory Fees	$14,657
Portfolio Turnover	37%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	25.1%
U.S. Government Agency Mortgages	26.7%
Yankee Dollars	14.4%
U.S. Treasury Obligations	14.2%
Asset-Backed Securities	8.6%
Collateralized Mortgage Obligations	7.1%
Insurance-Linked Securities	3.3%
OtherFootnote Reference**	1.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025,  the principal investment strategy was changed. The Fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in securities of emerging market issuers.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025.

C000256469
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Bond Fund
Class Name	Class C
Trading Symbol	PCYBX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$146	1.43%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund’s Class C shares at NAV returned 3.63%, underperforming the Bloomberg U.S. Aggregate Bond Total Return Index, (the “Index”) return of 3.79% for the same period.

Top contributors to performance:

  The Fund’s overweight allocations to the financial sector, non-agency mortgage-backed securities and asset backed securities benefited relative performance, as did security selection within the financial and industrial sectors.

  The Fund’s exposure to insurance-linked securities and lower-rated industrial bonds, neither of which are represented in the Index, also contributed positively.

Top detractors from performance:

  The Fund’s average duration of 6.15 years, which was longer than the Index duration of 5.93 years, detracted from the Fund’s relative performance as interest rates rose during the latter part of the period.

  Yield curve positioning was also a detractor to relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Bond Fund Class C @ NAV - $11,856	Victory Pioneer Bond Fund Class C @ CDSC - $11,856	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,656
6/16	$10,000	$10,000	$10,000
6/17	$10,162	$10,162	$9,969
6/18	$10,110	$10,110	$9,929
6/19	$10,739	$10,739	$10,710
6/20	$11,195	$11,195	$11,646
6/21	$11,825	$11,825	$11,607
6/22	$10,493	$10,493	$10,413
6/23	$10,244	$10,244	$10,315
6/24	$10,564	$10,564	$10,587
6/25	$11,368	$11,368	$11,230
6/26	$11,856	$11,856	$11,656

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	3.63%	-0.20%	1.72%
Class C @ CDSC	2.75%	-0.20%	1.72%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 5,285,701,000
Holdings Count | Holding	1,911
Advisory Fees Paid, Amount	$ 14,657,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$5,285,701
Number of Holdings	1,911
Investment Advisory Fees	$14,657
Portfolio Turnover	37%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	25.1%
U.S. Government Agency Mortgages	26.7%
Yankee Dollars	14.4%
U.S. Treasury Obligations	14.2%
Asset-Backed Securities	8.6%
Collateralized Mortgage Obligations	7.1%
Insurance-Linked Securities	3.3%
OtherFootnote Reference**	1.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025,  the principal investment strategy was changed. The Fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in securities of emerging market issuers.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025.

C000256465
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Bond Fund
Class Name	Class R
Trading Symbol	PBFRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$111	1.09%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund’s Class R shares returned 3.99%, outperforming the Bloomberg U.S. Aggregate Bond Total Return Index, (the “Index”) return of 3.79% for the same period.

Top contributors to performance:

  The Fund’s overweight allocations to the financial sector, non-agency mortgage-backed securities and asset backed securities benefited relative performance, as did security selection within the financial and industrial sectors.

  The Fund’s exposure to insurance-linked securities and lower-rated industrial bonds, neither of which are represented in the Index, also contributed positively.

Top detractors from performance:

  The Fund’s average duration of 6.15 years, which was longer than the Index duration of 5.93 years, detracted from the Fund’s relative performance as interest rates rose during the latter part of the period.

  Yield curve positioning was also a detractor to relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Bond Fund Class R - $12,194	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,656
6/16	$10,000	$10,000
6/17	$10,223	$9,969
6/18	$10,216	$9,929
6/19	$10,893	$10,710
6/20	$11,409	$11,646
6/21	$12,089	$11,607
6/22	$10,774	$10,413
6/23	$10,553	$10,315
6/24	$10,921	$10,587
6/25	$11,726	$11,230
6/26	$12,194	$11,656

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class R	3.99%	0.17%	2.00%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 5,285,701,000
Holdings Count | Holding	1,911
Advisory Fees Paid, Amount	$ 14,657,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$5,285,701
Number of Holdings	1,911
Investment Advisory Fees	$14,657
Portfolio Turnover	37%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	25.1%
U.S. Government Agency Mortgages	26.7%
Yankee Dollars	14.4%
U.S. Treasury Obligations	14.2%
Asset-Backed Securities	8.6%
Collateralized Mortgage Obligations	7.1%
Insurance-Linked Securities	3.3%
OtherFootnote Reference**	1.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025,  the principal investment strategy was changed. The Fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in securities of emerging market issuers.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025.

C000256467
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Bond Fund
Class Name	Class R6
Trading Symbol	PBFKX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund’s Class R6 shares returned 4.75%, outperforming the Bloomberg U.S. Aggregate Bond Total Return Index, (the “Index”) return of 3.79% for the same period.

Top contributors to performance:

  The Fund’s overweight allocations to the financial sector, non-agency mortgage-backed securities and asset backed securities benefited relative performance, as did security selection within the financial and industrial sectors.

  The Fund’s exposure to insurance-linked securities and lower-rated industrial bonds, neither of which are represented in the Index, also contributed positively.

Top detractors from performance:

  The Fund’s average duration of 6.15 years, which was longer than the Index duration of 5.93 years, detracted from the Fund’s relative performance as interest rates rose during the latter part of the period.

  Yield curve positioning was also a detractor to relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Bond Fund Class R6 - $13,087	Bloomberg U.S. Aggregate Bond Index - $11,656
6/16	$10,000	$10,000
6/17	$10,287	$9,969
6/18	$10,344	$9,929
6/19	$11,108	$10,710
6/20	$11,722	$11,646
6/21	$12,502	$11,607
6/22	$11,235	$10,413
6/23	$11,084	$10,315
6/24	$11,559	$10,587
6/25	$12,479	$11,230
6/26	$13,087	$11,656

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class R6	4.75%	0.92%	2.73%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 5,285,701,000
Holdings Count | Holding	1,911
Advisory Fees Paid, Amount	$ 14,657,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$5,285,701
Number of Holdings	1,911
Investment Advisory Fees	$14,657
Portfolio Turnover	37%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	25.1%
U.S. Government Agency Mortgages	26.7%
Yankee Dollars	14.4%
U.S. Treasury Obligations	14.2%
Asset-Backed Securities	8.6%
Collateralized Mortgage Obligations	7.1%
Insurance-Linked Securities	3.3%
OtherFootnote Reference**	1.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025,  the principal investment strategy was changed. The Fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in securities of emerging market issuers.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025.

C000256466
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Bond Fund
Class Name	Class Y
Trading Symbol	PICYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund’s Class Y shares returned 4.63%, outperforming the Bloomberg U.S. Aggregate Bond Total Return Index, (the “Index”) return of 3.79% for the same period.

Top contributors to performance:

  The Fund’s overweight allocations to the financial sector, non-agency mortgage-backed securities and asset backed securities benefited relative performance, as did security selection within the financial and industrial sectors.

  The Fund’s exposure to insurance-linked securities and lower-rated industrial bonds, neither of which are represented in the Index, also contributed positively.

Top detractors from performance:

  The Fund’s average duration of 6.15 years, which was longer than the Index duration of 5.93 years, detracted from the Fund’s relative performance as interest rates rose during the latter part of the period.

  Yield curve positioning was also a detractor to relative performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Bond Fund Class Y - $1,294,507	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,165,553
6/16	$1,000,000	$1,000,000
6/17	$1,027,611	$996,854
6/18	$1,032,872	$992,893
6/19	$1,107,151	$1,071,027
6/20	$1,167,217	$1,164,631
6/21	$1,243,890	$1,160,749
6/22	$1,116,514	$1,041,283
6/23	$1,099,682	$1,031,519
6/24	$1,145,552	$1,058,658
6/25	$1,237,219	$1,122,982
6/26	$1,294,507	$1,165,553

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class Y	4.63%	0.80%	2.61%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 5,285,701,000
Holdings Count | Holding	1,911
Advisory Fees Paid, Amount	$ 14,657,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$5,285,701
Number of Holdings	1,911
Investment Advisory Fees	$14,657
Portfolio Turnover	37%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	25.1%
U.S. Government Agency Mortgages	26.7%
Yankee Dollars	14.4%
U.S. Treasury Obligations	14.2%
Asset-Backed Securities	8.6%
Collateralized Mortgage Obligations	7.1%
Insurance-Linked Securities	3.3%
OtherFootnote Reference**	1.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025,  the principal investment strategy was changed. The Fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in securities of emerging market issuers.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025.